FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of September 30, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—95.9%
Aimbridge Acquisition Co. Inc.	(e)	Consumer Services	S+375	0.0%	2/2/26	$1,964	$1,868	$1,920
ANCILE Solutions, Inc.	(e)(l)	Software & Services	S+1000	1.0%	6/11/26	32,241	32,241	32,966
Ansira Partners, Inc.	(l)	Media & Entertainment	S+675	1.5%	7/1/29	27,299	26,640	26,616
Ansira Partners, Inc.	(l)	Media & Entertainment	S+675	1.5%	7/1/29	295	221	288
Ansira Partners, Inc.	(g)(l)	Media & Entertainment	S+675	1.5%	7/1/29	2,656	2,656	2,590
APTIM Corp.	(e)	Commercial & Professional Services	S+750	0.0%	5/23/29	27,500	27,500	27,775
Arrow Purchaser Inc.	(e)	Consumer Discretionary Distribution & Retail	S+675	1.0%	4/15/26	12,788	12,782	11,509
Ascena Retail Group, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail	L+450	0.8%	8/21/22	35,525	11,795	111
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	S+375	0.5%	7/17/28	19,696	17,579	19,284
CCS-CMGC Holdings, Inc.	(e)(i)(p)	Health Care Equipment & Services	S+550	0.0%	10/1/25	37,036	34,880	23,498
CircusTrix Holdings, LLC	(l)	Consumer Services	S+650	1.0%	7/18/25	3,432	3,432	3,477
CircusTrix Holdings, LLC	(l)	Consumer Services	S+650	1.0%	7/18/28	860	860	867
CircusTrix Holdings, LLC	(l)	Consumer Services	S+650	1.0%	7/18/28	33,213	33,213	33,649
CircusTrix Holdings, LLC	(g)(l)	Consumer Services	S+650	1.0%	7/18/25	860	860	872
CircusTrix Holdings, LLC	(g)(l)	Consumer Services	S+650	1.0%	7/18/28	1,290	1,290	1,301
Claros Mortgage Trust, Inc.	(e)	Financial Services	S+450	0.5%	8/9/26	16,335	15,194	15,722
Core Health & Fitness, LLC	(l)	Consumer Services	S+800	3.0%	6/18/29	39,900	38,928	39,351
CPC Acquisition Corp.	(e)	Materials	S+375	0.8%	12/29/27	11,700	9,665	10,237
Cresco Labs, LLC	(e)	Pharmaceuticals, Biotechnology & Life Sciences	9.5%		8/12/26	41,000	40,395	39,565
Domain Timberlake Note Issuer, LLC	(l)	Real Estate Management & Development	S+650	1.0%	12/20/29	29,000	29,035	29,435
Electrical Components International, Inc.	(l)	Capital Goods	S+650 (2.0% Max PIK)	2.0%	5/10/29	47,282	46,391	46,395
Electrical Components International, Inc.	(g)(l)	Capital Goods	S+650 (2.0% Max PIK)	2.0%	5/10/29	2,600	2,600	2,551
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.0%	3/30/27	30,960	30,179	30,685
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.0%	3/30/27	4,915	4,785	4,872
Gold Rush Amusements, Inc.	(l)	Consumer Services	S+750	2.0%	10/12/28	30,442	29,916	30,480
Grass Valley USA, LLC	(l)	Technology Hardware & Equipment	S+750, 2.5% PIK (2.5% Max PIK)	3.0%	3/15/29	17,363	16,888	17,081
Grass Valley USA, LLC	(g)(l)	Technology Hardware & Equipment	S+750, 2.5% PIK (2.5% Max PIK)	3.0%	3/15/29	4,427	4,427	4,355
IXS Holdings, Inc.	(e)	Materials	S+425	0.8%	3/5/27	6,707	6,097	6,549
KDC/ONE Development Corporation, Inc.	(e)	Household & Personal Products	S+450	0.0%	8/15/28	20,948	20,358	20,990
Lance East Holdings Pty Ltd.	(l)	Financial Services	16.8%		9/12/26	15,000	15,000	15,244
Level 3 Financing, Inc.	(e)	Telecommunication Services	S+656	2.0%	4/15/29	19,291	18,896	19,727

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
LHS Borrower, LLC	(e)	Capital Goods	S+475	0.5%	2/16/29	$982	$863	$941
LifeScan Global Corp.	(e)(i)(p)	Health Care Equipment & Services	S+650	0.0%	12/31/26	48,926	45,341	20,365
LogRhythm, Inc.	(l)	Software & Services	S+750	1.0%	7/2/29	29,091	28,230	28,255
LogRhythm, Inc.	(g)(l)	Software & Services	S+750	1.0%	7/2/29	2,909	2,909	2,825
Maverick Gaming, LLC	(e)	Consumer Services	S+750	1.0%	6/3/28	13,944	15,129	10,109
Maverick Gaming, LLC	(e)	Consumer Services	S+750	1.0%	6/3/28	4,573	4,573	4,413
MedImpact Healthcare Systems, Inc.		Health Care Equipment & Services	S+725	0.0%	3/31/28	29,620	26,786	29,176
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+450	0.0%	11/30/25	2,837	2,266	170
Monitronics International, LLC	(e)(q)	Commercial & Professional Services	S+750	3.0%	6/30/28	51,110	51,116	51,349
Mountaineer Merger Corp.	(e)	Consumer Discretionary Distribution & Retail	S+700	0.8%	10/26/28	13,313	13,068	10,950
Neovia Logistics, LP	(e)	Transportation	S+750 (7.0% Max PIK)	0.5%	11/1/27	50,496	47,319	48,602
Nephron Pharmaceuticals Corp.	(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+1100	1.5%	9/11/26	37,516	36,714	36,300
Nephron Pharmaceuticals Corp.	(l)	Pharmaceuticals, Biotechnology & Life Sciences	20.0% PIK (20.0% Max PIK)		9/11/26	2,206	2,206	2,177
New Giving Acquisition, Inc.	(l)(q)	Health Care Equipment & Services	S+600	1.0%	4/26/29	29,625	29,625	29,884
North Atlantic Imports, LLC	(l)	Consumer Durables & Apparel	S+750	0.5%	10/15/26	10,825	10,830	12,070
Onbe, Inc.	(l)	Financial Services	S+550	1.0%	7/25/31	27,000	26,480	26,460
One Call Corp.	(e)	Health Care Equipment & Services	S+550	0.8%	4/22/27	40,715	39,466	39,860
Powerhouse Intermediate, LLC	(l)	Commercial & Professional Services	S+1025	1.0%	1/12/27	37,408	36,436	37,782
Pretium PKG Holdings, Inc.	(e)	Materials	S+250, 2.5% PIK (2.5% Max PIK)	1.0%	10/2/28	22,427	22,131	22,882
Pyxus Holdings, Inc.	(e)	Food, Beverage & Tobacco	S+800	1.5%	12/31/27	8,156	7,545	8,197
Pyxus Holdings, Inc.	(e)	Food, Beverage & Tobacco	S+800	1.5%	12/31/27	12,234	9,866	11,011
Revlon Intermediate Holdings IV LLC	(e)	Household & Personal Products	S+688	1.0%	5/2/28	15,000	15,036	14,831
Riddell, Inc.	(l)	Consumer Durables & Apparel	S+600 (3.0% Max PIK)	1.0%	3/29/29	12,344	12,058	12,236
Riddell, Inc.	(g)(l)	Consumer Durables & Apparel	S+600 (3.0% Max PIK)	1.0%	3/29/29	1,250	1,250	1,239
River Ranch One Investments, Ltd.	(l)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/11/26	26,998	27,004	28,077
River Ranch One Investments, Ltd.	(g)(l)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/11/26	10,002	10,002	10,403
S&S Holdings LLC	(e)	Consumer Durables & Apparel	S+500	0.5%	3/11/28	21,676	21,300	21,614
Salt Creek Aggregator HoldCo, LLC	(e)(l)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26	20,353	20,428	20,353
SuperRego, LLC	(l)	Consumer Services	15.0% PIK (15.0% Max PIK)		3/30/30	47,502	46,462	48,215
TCFIII Owl Finance LLC	(l)	Capital Goods	12.0% PIK (12.0% Max PIK)		1/30/27	60,826	60,299	54,591

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Titan Purchaser, Inc.	(e)	Materials	S+600	1.0%	3/1/30	$15,570	$15,519	$15,852
TKC Holdings, Inc.	(e)	Consumer Staples Distribution & Retail	S+500	1.0%	5/15/28	5,498	4,852	5,495
Travelpro Group Holdings, Inc.	(l)(n)	Consumer Durables & Apparel	S+800	3.0%	10/24/28	42,194	41,317	41,561
TruGreen, LP	(e)	Commercial & Professional Services	S+400	0.8%	11/2/27	13,798	12,975	13,377
United Gaming LLC	(e)(l)	Consumer Services	S+900		6/9/25	45,660	45,553	45,660
United Gaming LLC	(g)(l)	Consumer Services	S+900		6/9/25	146	146	146
Upstream Newco, Inc.	(e)	Health Care Equipment & Services	S+425	0.0%	11/20/26	6,971	6,407	6,069
Vohra Wound Physicians Management, LLC	(l)	Health Care Equipment & Services	S+667	2.5%	8/28/25	50,000	49,127	49,750
Vortex Opco, LLC	(e)	Commercial & Professional Services	S+625	0.5%	4/30/30	5,000	5,111	5,213
WildBrain Ltd.	(l)	Media & Entertainment	S+600	1.0%	7/23/29	31,547	30,949	30,916
WildBrain Ltd.	(l)	Media & Entertainment	S+600	1.0%	7/23/29	1,771	1,705	1,736
WildBrain Ltd.	(g)(l)	Media & Entertainment	S+600	1.0%	7/23/29	1,602	1,602	1,570
WMK, LLC	(l)	Consumer Discretionary Distribution & Retail	S+650	3.0%	1/25/28	17,743	17,230	17,388
WMK, LLC	(g)(l)	Consumer Discretionary Distribution & Retail	S+650	3.0%	1/25/28	2,048	2,048	2,007
Total Senior Secured Loans—First Lien							1,443,850	1,402,039
Unfunded Commitments							(29,790)	(29,790)
Net Senior Secured Loans—First Lien							1,414,060	1,372,249

Senior Secured Loans—Second Lien—5.8%
Eversana Life Sciences Services, LLC	(e)	Health Care Equipment & Services	S+800	0.0%	12/17/29	7,000	6,920	6,738
LaserShip, Inc.	(e)(i)(p)	Transportation	S+750	0.0%	5/7/29	27,272	27,147	11,400
MBS Services Holdings, LLC	(l)	Commercial & Professional Services	15.0% PIK (15.0% Max PIK)		9/20/30	30,833	29,865	29,561
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+875	0.0%	11/30/26	14,396	10,590	832
S&S Holdings LLC	(e)	Consumer Durables & Apparel	S+875	0.5%	3/9/29	5,000	5,010	4,600
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)	Energy			7/12/27	23,486	18,450	18,788
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)	Energy			7/12/27	3,701	1,996	2,322
TruGreen, LP	(e)	Commercial & Professional Services	S+850	0.8%	11/2/28	10,000	9,872	8,500
Total Senior Secured Loans—Second Lien							109,850	82,741

Senior Secured Bonds—17.2%
Aretec Escrow Issuer, Inc.	(n)(o)	Financial Services	10.0%		8/15/30	9,000	9,000	9,589
Cornerstone Building Brands, Inc.	(n)(o)	Capital Goods	9.5%		8/15/29	3,000	3,000	3,084
Digicel International Finance Ltd.	(o)	Telecommunication Services	9.0%, 1.5% PIK (1.5% Max PIK)		5/25/27	31,445	30,933	31,665

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Full House Resorts, Inc.	(n)(o)	Consumer Services	8.3%		2/15/28	$23,340	$21,510	$23,392
Grass Valley Canada ULC	(l)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	€2,373	958	975
Grass Valley Dutch Acquisition B.V.	(l)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	549	222	226
Grass Valley Dutch Holdco B.V.	(l)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	262	106	108
Guitar Center, Inc.	(n)(o)	Consumer Discretionary Distribution & Retail	8.5%		1/15/26	$37,000	37,074	32,341
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	43,500	43,500	43,559
Medicine Man Technologies, Inc., Convertible Note	(l)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%, 4.0% PIK (4.0% Max PIK)		12/3/26	16,779	16,619	13,339
North Atlantic Imports, LLC, Convertible Note	(l)	Consumer Durables & Apparel	14.0% (7.0% Max PIK)		11/30/27	31,250	31,260	54,883
TKC Holdings, Inc.	(n)(o)	Consumer Staples Distribution & Retail	6.9%		5/15/28	6,977	5,904	6,900
Universal Entertainment Corp.	(n)(o)	Consumer Durables & Apparel	9.9%		8/1/29	25,375	25,134	25,454
Total Senior Secured Bonds							225,220	245,515

Subordinated Debt—9.1%
Advisor Group Holdings, Inc.	(n)(o)	Financial Services	10.8%		8/1/27	20,200	19,500	20,584
Delivery Hero SE	(o)	Consumer Services	1.5%		1/15/28	€27,000	22,407	25,633
Five Point Operating Co., LP	(n)(o)	Equity Real Estate Investment Trusts	10.5%		1/15/28	$19,748	19,779	20,222
LHS, LLC	(l)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	39,854	39,638	38,359
Pioneer Midco, LLC	(l)	Consumer Services	11.6% PIK (11.6% Max PIK)		11/18/30	24,843	24,853	25,402
Total Subordinated Debt							126,177	130,200

Asset Based Finance—3.7%
Bridge Street CLO I Ltd., Subordinated Notes	(l)(m)(n)(q)	Financial Services	18.0%		7/20/37	28,200	22,408	26,409
Bridge Street CLO I Ltd., Tranche D Notes	(m)(n)(q)	Financial Services	S+705		7/20/37	3,500	3,500	3,525
Bridge Street CLO II Ltd., Subordinated Notes	(l)(m)(n)(q)	Financial Services	19.8%		7/20/34	28,560	24,110	23,353
Total Asset Based Finance							50,018	53,287

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—12.8%
BusPatrol LLC, Warrants, 12/31/31, Strike: $0.01	(i)(l)	Commercial & Professional Services			6,408	1,314	—
Carnelian Point Holdings LP, Warrants, 6/30/27, Strike: $10	(e)(i)(l)	Consumer Services			30,146	30	—

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Chinos Holdings, Inc., Warrants	(i)	Consumer Discretionary Distribution & Retail			412,738	$1,446	$952
Drive Assurance Corp., Common Stock	(i)(l)	Insurance			18,760	19	1,022
Drive Assurance Corp., Preferred Stock	(l)	Insurance	10.0% PIK (10.0% Max PIK)		1,136	1,136	1,136
Guitar Center, Inc., Preferred Equity	(e)(i)(l)(p)	Consumer Discretionary Distribution & Retail	15.0%		8,678	8,364	3,856
MBS Services Holdings, LLC, A-3 Units	(i)(k)(l)	Commercial & Professional Services			522,382	522	648
Monitronics International, LLC, Common Equity	(e)(i)(q)	Commercial & Professional Services			997,489	13,517	20,947
Nelson Global Products, Inc., Common Stock	(i)(l)	Automobiles & Components			43,998	1,231	1,477
Nelson Global Products, Inc., Series A Preferred Stock	(i)(l)	Automobiles & Components			1,268	1,268	1,268
New Giving Acquisition, Inc., Common Stock	(l)(q)	Health Care Equipment & Services			205,227	—	53,605
Penn Foster Inc., Preferred Equity, 11/17/27	(e)(l)	Consumer Services	S+1075 PIK (S+1075 Max PIK)	1.00%	63,858	63,137	49,875
RDV Resources Oil & Gas, Inc., Common Equity	(i)(l)	Energy			457,704	3,618	803
Riddell, Inc., Preferred Equity	(l)	Consumer Durables & Apparel	10.0% PIK (10.0% Max PIK)		6,566	6,445	6,943
SCM EPIC, LLC, Common Equity	(i)(k)(l)(r)	Energy			34,800	35,861	28,886
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(k)(l)(p)	Energy			27,398	2,449	1,952
SCM Topco, LLC, Series C Common Equity	(i)(k)(l)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(k)(l)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(l)	Consumer Discretionary Distribution & Retail			7	3	—
Selecta Group B.V., Warrants	(h)(i)(l)	Consumer Discretionary Distribution & Retail			98	2	—
SPDR S&P 500 ETF Trust, Put Option, 11/15/24, Strike: $465	(i)	Financial Services			14	11,514	994
SPDR S&P 500 ETF Trust, Put Option, 11/15/24, Strike: $470	(i)	Financial Services			8	7,194	648
SPDR S&P 500 ETF Trust, Put Option, 11/29/24, Strike: $506	(i)	Financial Services			4	2,398	763
SPDR S&P 500 ETF Trust, Put Option, 11/29/24, Strike: $508	(i)	Financial Services			2	1,118	412
SPDR S&P 500 ETF Trust, Put Option, 11/29/24, Strike: $512	(i)	Financial Services			2	1,299	530
SPDR S&P 500 ETF Trust, Put Option, 11/29/24, Strike: $514	(i)	Financial Services			2	1,317	544
SPDR S&P 500 ETF Trust, Put Option, 11/29/24, Strike: $517	(i)	Financial Services			4	2,552	1,126

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(l)	Consumer Services			139,285	$56	$4,277
Total Equity/Other						167,810	182,664
TOTAL INVESTMENTS—144.5%						$2,093,135	2,066,656
Cash and Cash Equivalents and Foreign Currency—8.0%	(f)						114,039
Credit Facilities Payable—(25.2%)							(360,000)
Term Preferred Shares, at Liquidation Value, Net—(27.8%)							(397,665)
Other Assets in Excess of Liabilities—0.5%	(j)						7,213
NET ASSETS—100.0%							$1,430,243
_________________
€ – Euro.

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	10/15/24	USD	25,914	EUR	23,500	$(288)
Total						$(288)
_________________
EUR – Euro.
USD – U.S. Dollar.

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Periodic Payment Frequency	Expiration Date	Notional Amount	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	SOFR	4.2%	Semi-Annual	5/16/29	$50,000	$372	$—	$372
Total						$372	$—	$372

Options Written
Description	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
SPDR S&P 500 ETF Trust	Put Option	$440	11/15/24	(14,000)	$(7,954)	$(714)
SPDR S&P 500 ETF Trust	Put Option	$445	11/15/24	(8,100)	(4,946)	(437)
SPDR S&P 500 ETF Trust	Put Option	$479	11/29/24	(3,500)	(1,341)	(420)
SPDR S&P 500 ETF Trust	Put Option	$485	11/29/24	(2,000)	(769)	(284)
SPDR S&P 500 ETF Trust	Put Option	$487	11/29/24	(2,000)	(773)	(288)
SPDR S&P 500 ETF Trust	Put Option	$489	11/29/24	(4,250)	(1,469)	(693)
SPDR S&P 500 ETF Trust	Put Option	$481	11/29/24	(1,800)	(611)	(279)
Total					$(17,863)	$(3,115)

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in FS Credit Opportunities Corp.’s, or the Fund’s, portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2024, the three-month London Interbank Offered Rate, or LIBOR, or L, was 4.85% and the one-month and three-month Term Secured Overnight Financing Rate, or Term SOFR, or S, were 4.85% and 4.59%, respectively. Term SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC which has been designated by the Fund’s Board of Directors as its valuation designee. The Fund’s current Valuation Policy complies with SEC Rule 2a-5, Good Faith Determinations of Fair Value, and addresses the valuation of investments, fair value hierarchy levels and other significant valuation-related procedures, reporting and recordkeeping.
(e)	Security or portion thereof held by Blair Funding LLC, or Blair Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Includes $34,002 of a short-term investment held in the Allspring Government Money Market Fund with a 7-day yield of 4.86% as of September 30, 2024.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of forward foreign currency exchange contracts, interest rate swaps and options written.
(k)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(l)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(m)	Securities of collateralized loan obligations, or CLOs, where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment may be inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund.
(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $279,973, which represents approximately 19.58% of net assets as of September 30, 2024.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd., or BNP PBIL. Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of September 30, 2024, three securities with a fair value of $53,298 were rehypothecated by BNP PBIL. The Fund earned $0 of income from rehypothecated securities during the nine months ended September 30, 2024.

(p)	Security was on non-accrual status as of September 30, 2024.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)

(q)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2024, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of September 30, 2024:

Portfolio Company	Fair Value at December 31, 2023	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2024	Interest Income(3)	Dividend Income(3)	Fee Income(3)
Senior Secured Loans—First Lien
Monitronics International, LLC	$51,412	$—	$(390)	$—	$327	51,349	$5,110	$—	$—
New Giving Acquisition, Inc.	—	30,000	(375)	—	259	29,884	1,491	—	—
Senior Secured Loans—Second Lien
New Giving Acquisition, Inc.	45,844	46	(45,000)	695	(1,585)	—	2,569	—	1,350
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	24,955	717	(1,982)	—	2,719	26,409	4,005	—	—
Bridge Street CLO I Ltd., Tranche D Notes	—	3,500	—	—	25	3,525	123	—	—
Bridge Street CLO II Ltd., Subordinated Notes	25,108	207	(977)	—	(985)	23,353	3,836	—	—
Bridge Street CLO III Ltd., Subordinated Notes	21,430	1,156	(19,800)	(7,938)	5,152	—	3,804	—	—
Equity/Other
Monitronics International, LLC	20,947	—	—	—	—	20,947	—	—	—
New Giving Acquisition, Inc, Common Stock	76,443	29	(29,245)	28,886	(22,508)	53,605	—	19,497	680
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike: $0.01	6,757	—	(29)	—	(6,728)	—	—	—	—
Total	$272,896	$35,655	$(97,798)	$21,643	$(23,324)	$209,072	$20,938	$19,497	$2,030
_________________
(1)Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.
(3)Interest income, dividend income and fee income presented for the full nine months ended September 30, 2024.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2024 (in thousands, except share amounts)

(r)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2024, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of September 30, 2024:

Portfolio Company	Fair Value at December 31, 2023	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2024
Equity/Other
SCM EPIC, LLC, Common Equity	$29,470	$—	$—	$—	$(584)	$28,886
Total	$29,470	$—	$—	$—	$(584)	$28,886
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of September 30, 2024 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2023 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2024.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of September 30, 2024, the Fund held investments in four portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held an investment in one portfolio company of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (q) and (r) to the unaudited consolidated schedule of investments as of September 30, 2024 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2024, the Fund had eleven senior secured loan investments with aggregate unfunded commitments of $29,790. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2024:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$38,302	2%
Capital Goods	143,321	7%
Commercial & Professional Services	195,152	9%
Consumer Discretionary Distribution & Retail	77,066	4%
Consumer Durables & Apparel	179,350	9%
Consumer Services	346,743	17%
Consumer Staples Distribution & Retail	12,395	1%
Energy	73,104	3%
Equity Real Estate Investment Trusts	20,222	1%
Financial Services	145,903	7%
Food, Beverage & Tobacco	19,208	1%
Health Care Equipment & Services	278,229	13%
Household & Personal Products	35,821	2%
Insurance	2,158	0%
Materials	99,079	5%
Media & Entertainment	59,458	3%
Pharmaceuticals, Biotechnology & Life Sciences	91,381	4%
Real Estate Management & Development	57,913	3%
Software & Services	61,137	3%
Technology Hardware & Equipment	19,320	1%
Telecommunication Services	51,392	2%
Transportation	60,002	3%
Total	$2,066,656	100%
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of September 30, 2024, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$572,920	$799,329	$1,372,249
Senior Secured Loans—Second Lien	—	32,070	50,671	82,741
Senior Secured Bonds	—	175,984	69,531	245,515
Subordinated Debt	—	66,439	63,761	130,200
Asset Based Finance	—	3,525	49,762	53,287
Equity/Other	5,017	21,899	155,748	182,664
Total Investments	5,017	872,837	1,188,802	2,066,656
Interest Rate Swaps	—	372	—	372
Total Assets	$5,017	$873,209	$1,188,802	$2,067,028

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$288	$—	$288
Options Written	—	3,115	—	3,115
Total Liabilities	$—	$3,403	$—	$3,403
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2024:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$512,763	$65,994	$91,166	$—	$79,765	$162,371	$912,059
Accretion of discount (amortization of premium)	2,340	130	135	64	4	91	2,764
Net realized gain (loss)	21	(7,229)	—	—	(7,812)	28,886	13,866
Net change in unrealized appreciation (depreciation)	9,494	7,678	8,325	2,670	6,910	(18,490)	16,587
Purchases	376,946	26,540	1,124	23,455	2,080	6,677	436,822
Paid-in-kind interest	10,853	3,240	571	5,782	—	5,459	25,905
Sales and repayments	(113,088)	(45,682)	—	—	(31,185)	(29,276)	(219,231)
Transfers into Level 3(1)	—	—	—	31,790	—	30	31,820
Transfers out of Level 3(1)	—	—	(31,790)	—	—	—	(31,790)
Fair value at end of period	$799,329	$50,671	$69,531	$63,761	$49,762	$155,748	$1,188,802
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$7,536	$1,156	$8,325	$2,670	$1,734	$(11,762)	$9,659
______________
(1)Transfers into or out of Level 3 are deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting year.